Impairment of long-lived assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of key assumptions used in impairment test

	2023	2022	2021
Long-term zinc price (USD/t)	2,800	2,787	2,724
Discount rate (Peru)	7.22%	6.93%	6.22%
Discount rate (Brazil)	8.02%	8.03%	7.33%
Exchange rate (BRL x USD)	4.84	5.22	5.58
Brownfield projects - LOM (years)	From 4 to 21	From 5 to 24	from 4 to 25

Schedule of impairment loss

	Carrying amount prior to impairment	Impairment	Carrying amount after impairment
Goodwill- Mining Peru	249,082	(42,660)	206,422

Schedule of Sensitivity Analysis

CGU	Excess over recoverable amount	Decrease in Long term Zinc (USD/t)		Increase in WACC		Appreciation of BRL over USD
		Change	Price	Change	Rate	Change	Price
Três Marias System	128,136	(3.97%)	2,689	43.21%	11.49%	(3.75%)	4.66
Juiz de fora	42,469	(4.42%)	2,676	17.58%	9.43%	(3.34%)	4.68
Cajamarquilla	335,380	(11.40%)	2,481	48.90%	10.76%	-	-
Cerro Lindo	101,871	(13.43%)	2,424	81.70%	13.12%	-	-